Share-Based Payments (Stock Options) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Number of Options
Beginning balance (in shares)	59,091
Granted (in shares)	11,767
Exercised (in shares)	0
Forfeited and canceled (in shares)	(24,803)
Expired (in shares)	(704)
Ending balance (in shares)	45,351	59,091
Weighted average exercise price
Beginning balance (in dollars per share)	$ 223.80
Granted (in dollars per share)	6.60
Exercised (in dollars per share)	0.00
Forfeited and canceled (in dollars per share)	68.60
Expired (in dollars per share)	64.40
Ending balance (in dollars per share)	$ 238.40	$ 223.80
Exercisable (in shares)	41,982
Exercisable (in dollars per share)	$ 253.00
Weighted average remaining contractual life (years)
Beginning balance	8 years 6 months 12 days	8 years 11 months 18 days
Ending balance	8 years 6 months 12 days	8 years 11 months 18 days
Exercisable	8 years 6 months 12 days
Aggregate intrinsic value
Beginning balance	$ 21
Granted	0
Exercised	0
Forfeited and canceled	0
Ending balance	0	$ 21
Exercisable	$ 0